Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net income	$ 30,117	$ 25,598	$ 24,776
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	13,939	14,025	12,564
Stock-based compensation		74	194
Change in deferred taxes, net	(1,650)	(1,893)	526
Amortization of marketable securities premium and accretion of discount	(70)	117	189
Net change in operating assets and liabilities:
Trade receivables, net	(3,939)	6,550	(11,367)
Other long-term and short-term accounts receivable and prepaid expenses	3,399	9,594	(4,364)
Trade payables	1,899	(5,273)	2,203
Exchange rate of loans	1,362	1,895	(2,099)
Accrued expenses and other accounts payable	8,175	(7,673)	1,802
Deferred revenues	(936)	2,934	(374)
Net cash provided by operating activities	52,296	45,948	24,050
Cash flows from investing activities:
Capitalized software development costs	(3,302)	(4,143)	(3,666)
Purchase of property and equipment	(2,772)	(1,379)	(863)
Cash paid in conjunction with acquisitions, net of acquired cash	(16,534)	(22,603)	(1,218)
Proceeds from maturity and sale of marketable securities	5,429	3,356	4,000
Investment in long-term bank deposits		(714)	(932)
Proceeds from (Investment in) short-term bank deposits	7,575	10,043	(16,875)
Net cash used in investing activities	(9,604)	(15,440)	(19,554)
Cash flows from financing activities:
Proceeds from exercise of options by employees	256	69	311
Issuance of ordinary shares, net		104	34,569
Dividend paid	(12,503)	(14,963)	(13,543)
Dividend paid to non-controlling interests	(931)	(457)	(69)
Dividend paid to redeemable non-controlling interests	(4,174)	(3,395)	(2,671)
Short-term credit, net			(437)
Purchase of redeemable non-controlling interest	(18,016)	(5,592)
Payments of deferred and contingent consideration related to acquisitions	(4,596)		(3,126)
Short-term and long-term loans received	9,686	878	26
Repayment of short-term and long-term loans	(9,369)	(13,624)	(6,634)
Net cash provided by (used in) financing activities	(39,647)	(36,980)	8,426
Effect of exchange rate changes on cash and cash equivalents	3,167	1,261	(1,872)
Increase (decrease) in cash and cash equivalents	6,212	(5,211)	11,050
Cash and cash equivalents at the beginning of the year	81,915	87,126	76,076
Cash and cash equivalents at end of the year	88,127	81,915	87,126
Non-cash activities:
Deferred acquisition payment	2,892	11,209
Contingent acquisition consideration	2,222	5,851
Operating lease, right of use assets	1,652	5,949
Cash paid (received), net during the year for:
Income taxes	7,835	6,736	5,419
Interest	$ 371	$ (152)	$ 312